JPMorgan Investor Funds

JPMorgan Investor Conservative Growth Fund

JPMorgan Investor Balanced Fund

JPMorgan Investor Growth & Income Fund

JPMorgan Investor Growth Fund

(all Share Classes)

(a series of JPMorgan Trust II)

Supplement dated February 28, 2006

to the Prospectuses dated November 1, 2005

Investments in the JPMorgan Intrepid Long/Short Fund, JPMorgan Japan Fund, and JPMorgan U.S. Large Cap Core Plus Fund. JPMorgan Investor Conservative Growth Fund, JPMorgan Investor Balanced Fund, JPMorgan Investor Growth & Income Fund and JPMorgan Investor Growth Fund (together, the “Investor Funds”) invest in a variety of other JPMorgan Funds. The Board of Trustees has authorized the Investor Funds to add JPMorgan Intrepid Long/Short Fund (the “Intrepid Long/Short Fund”), JPMorgan Japan Fund (the “Japan Fund”), and JPMorgan U.S. Large Cap Core Plus Fund (the “U.S. Large Cap Core Plus Fund”) (collectively, the “Underlying Funds”) to the list of permissible investments. Each Investor Fund may invest between 0%-10% of the Investor Fund’s total holdings in each of the Underlying Funds. The following is a description of the investment strategies of the Underlying Funds.

Intrepid Long/Short Fund. The Intrepid Long/Short Fund seeks to provide long term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its assets in long and short positions with respect to equity securities. The Fund will take long positions in securities the adviser believes offer attractive return potential and sell short securities the adviser believes will underperform. Selling a security short allows the Fund to earn a return from stocks that the Fund’s adviser expects to underperform, as well as enabling the Fund to establish additional long positions while keeping the Fund’s net exposure to the market at a level similar to a traditional “long-only” strategy. By purchasing equity securities expected to outperform and underweighting or selling short equity securities expected to underperform while maintaining a full exposure to the equity market, the Fund seeks to produce returns that exceed those of the Russell 1000 Index. At the same time, by controlling factor or risk exposures through portfolio construction, the Fund seeks to limit its volatility to that of the overall market, as represented by the Russell 1000 Index. The Fund can underweight or overweight industries or sectors when it believes such underweighting or overweighting will benefit performance.

Japan Fund. The Japan Fund seeks total return from long-term growth. Total return consists of capital growth and current income. Under normal conditions, the Fund will invest at least 80% of its assets in equity securities of Japanese issuers. The fund, may, from time to time, also invest in securities traded in other markets of the Pacific and the Far East. Under normal circumstances, the Fund anticipates that most of its assets will be invested in securities traded on Japanese markets.

U.S. Large Cap Core Plus Fund. The U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities. Under normal circumstances, at least 80% of the value of the Fund’s assets, which are expected to include both long and short positions, will consist of different U.S. securities, selected from a universe of publicly traded large capitalization securities with characteristics similar to those comprising the Russell 1000 and the S&P 500 Indices. The Fund takes long and short positions mainly in equity securities and derivatives on those securities of companies that each have a market capitalization of at least $4 billion at the time of investment. For purposes of the Fund’s investment policies, an equity security is deemed to be a U.S. equity security if (i) the principal trading market for the security is in the U.S., (ii) the issuer is organized under the laws of the U.S., or (iii) the issuer derives at least 50% of its revenues or profits from or has at least 50% of its assets situated in the U.S. “Plus” in the Fund’s name refers to the additional return the Fund endeavors to add both relative to the S&P 500 Index as well as relative to traditional strategies which do not have the ability to short stocks. Shorting stock allows the Fund to more fully exploit insight in stocks that the Fund’s manager expects to underperform, as well as enabling the Fund to establish additional long positions while keeping the Fund’s net exposure to the market at a level similar to a traditional ‘long-only’ strategy.

Risks Associated with Underlying Funds. The Underlying Funds are subject to various risks as described in the Investor Funds’ prospectus under “Investment Risks” including derivative risk, foreign securities risk, emerging markets risk, and strategy risks.

SUP-INV-206

Investor Conservative Growth Fund

The following Fees and Expenses Table and the Example Table for the JPMorgan Investor Conservative Growth Fund in the “Fund Summary” section of the Class A, Class B, and Class C Share Prospectuses replace the tables on pages 4 and 5 of the Prospectus.

Fees and Expenses

This table describes the fees and expenses (including underlying fund fees) that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

SHAREHOLDER FEES
(fees paid directly from your investment)[1]	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases	5.25%	NONE	NONE
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)	NONE [2]	5.00%	1.00%
(as a percentage of original purchase price or redemption proceeds, as applicable)

Redemption Fee	NONE	NONE	NONE
Exchange Fee	NONE	NONE	NONE

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)	CLASS A	CLASS B	CLASS C
Investment Advisory Fees	.05%	.05%	.05%
Distribution (Rule 12b-1) Fees	.25%	.75%	.75%
Shareholder Service Fees[3]	.25%	.25%	.25%
Other Expenses	.19%	.19%	.19%
Total Annual Fund Operating Expenses	.74%	1.24%	1.24%
Fee Waiver and/or Expense Reimbursement[3,4]	(.24)%	NONE	NONE
Net Expenses	.50%	1.24%	1.24%
Estimated Indirect Expenses of Underlying Funds[5]	.77%	.77%	.77%
Total Annual Fund and Underlying Funds Net Operating Expenses	1.27%	2.01%	2.01%

[1]	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual $10 sub-minimum account fee may be applicable.
[2]	Except for purchases of $1 million or more. Please see “Sales Charges.”
[3]	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement” for Class A Shares. Net expenses for Class B and Class C Shares were 1.07% after taking into account the waiver of shareholder servicing fees as of June 30, 2005.
[4]	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit Total Annual Fund Operating Expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0.50% of the average daily net assets of the Class A Shares, to 1.25% of the average daily net assets of the Class B Shares, and to 1.25% of the average daily net assets of the Class C Shares for the period beginning February 19, 2005 through October 31, 2006.
[5]	“Estimated Indirect Expenses of Underlying Funds” are based upon (i) the allocation of the Fund’s assets among the underlying funds as of June 30, 2005 and (ii) the Net Expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) of the Investor Shares of the underlying money market funds and the Select Class Shares of the remaining underlying funds during the underlying funds’ most recently completed fiscal year as adjusted to reflect changes in Net Expenses effective February 19, 2005 as a result of new service providers and/or new fee arrangements. “Estimated Indirect Expenses of Underlying Funds” will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above.

Investor Conservative Growth Fund

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends. The expenses illustrated in the Examples are based on the Total Annual Fund and Underlying Funds Net Operating Expenses through October 31, 2006 and such expenses without fee waivers/expense reimbursements thereafter. If the Examples illustrated just the Net Expenses of the Fund, the expenses shown would be lower.

	CLASS A	CLASS B2	CLASS B2	CLASS C	CLASS C

		ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION	ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION
1 Year[1]	$648	$704	$204	$304	$204
3 Years	955	930	630	630	630
5 Years	1,284	1,283	1,083	1,083	1,083
10 Years	2,213	2,209	2,209	2,338	2,338

[1]	Without contractual fee waivers, 1 Year expenses would be as follows:

Class A	$670
[2]	Class B Shares automatically convert to Class A Shares after eight years. Therefore, the number in the “10 Years” example for Class B Shares represents a combination of Class A and Class B operating expenses.

Investor Conservative Growth Fund

The following Fees and Expenses Table and the Example Table for the JPMorgan Investor Conservative Growth Fund in the “Fund Summary” section of the Select Class Share Prospectuses replace the tables on pages 4 and 5 of the Prospectus.

Fees and Expenses

This table describes the fees and expenses (including underlying fund fees) that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)	SELECT CLASS
Investment Advisory Fees	.05%
Shareholder Service Fees[1]	.25%
Other Expenses	.18%
Total Annual Fund Operating Expenses	.48%
Fee Waiver and/or Expense Reimbursement[1,2]	(.23)%
Net Expenses	.25%
Estimated Indirect Expenses of Underlying Funds[3]	.77%
Total Annual Fund and Underlying Funds Net Operating Expenses	1.02%

[1]	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement.”
[2]	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit Total Annual Fund Operating Expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0.25% of the average daily net assets of the Select Class Shares for the period beginning February 19, 2005 through October 31, 2006.
[3]	“Estimated Indirect Expenses of Underlying Funds” are based upon (i) the allocation of the Fund’s assets among the underlying funds as of June 30, 2005 and (ii) the Net Expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) of the Investor Shares of the underlying money market funds and the Select Class Shares of the remaining underlying funds during the underlying funds’ most recently completed fiscal year as adjusted to reflect changes in Net Expenses effective February 19, 2005 as a result of new service providers and/or new fee arrangements. “Estimated Indirect Expenses of Underlying Funds” will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above.

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. The expenses illustrated in the Examples are based on the Total Annual Fund and Underlying Funds Net Operating Expenses through October 31, 2006 and such expenses without fee waivers/expense reimbursements thereafter. If the Examples illustrated just the Net Expenses of the Fund, the expenses shown would be lower.

1 YEAR[1]	3 YEARS	5 YEARS	10 YEARS
$104	$374	$664	$1,491

1	Without contractual fee waivers, 1 Year expenses would be $126.

Investor Growth Fund

The following Fees and Expenses Table and the Example Table for the JPMorgan Investor Growth Fund in the “Fund Summary” section of the Class A Shares, Class B Shares and Class C Shares Prospectus replace the tables on page 21 and 22 of the prospectus:

Fees and Expenses

This table describes the fees and expenses (including underlying fund fees) that you may pay if you buy and hold shares of the Fund. The information provided is based upon the fees and expenses incurred by the Fund during the most recent fiscal year.

SHAREHOLDER FEES
(fees paid directly from your investment)[1]	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases	5.25%	NONE	NONE
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)	NONE[2]	5.00%	1.00%
(as a percentage of original purchase price or redemption proceeds, as applicable)

Redemption Fee	NONE	NONE	NONE
Exchange Fee	NONE	NONE	NONE
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)	CLASS A	CLASS B	CLASS C
Investment Advisory Fees	.05%	.05%	.05%
Distribution (Rule 12b-1) Fees	.25%	.75%	.75%
Shareholder Service Fees[3]	.25%	.25%	.25%
Other Expenses	.27%	.26%	.26%
Total Annual Fund Operating Expenses	.82%	1.31%	1.31%
Fee Waiver and/or Expense Reimbursement[3,4]	(.32)%	(.06)%	(.06)%
Net Expenses	.50%	1.25%	1.25%
Estimated Indirect Expenses of Underlying Funds[5]	.96%	.96%	.96%
Total Annual Fund and Underlying Funds Net Operating Expenses	1.46%	2.21%	2.21%
[1]	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual $10 sub-minimum account fee may be applicable.
[2]	Except for purchases of $1 million or more. Please see “Sales Charges.”
[3]	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement” for Class A Shares. Net expenses for Class B and Class C Shares were 1.14% after taking into account the waiver of shareholder servicing fees as of June 30, 2005.
[4]	JPMorgan Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit Total Annual Fund Operating Expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0.50% of the average daily net assets of the Class A Shares, to 1.25% of the average daily net assets of the Class B Shares, and to 1.25% of the average daily net assets of the Class C Shares for the period beginning February 19, 2005 through October 31, 2006.
[5]	“Estimated Indirect Expenses of Underlying Funds” are based upon (i) the allocation of the Fund’s assets among the underlying funds as of June 30, 2005 and (ii) the Net Expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) of the Investor Shares of the underlying money market funds and the Select Class Shares of the remaining underlying funds during the underlying funds’ most recently completed fiscal year as adjusted to reflect changes in Net Expenses effective February 19, 2005 as a result of new service providers and/or new fee arrangements. “Estimated Indirect Expenses of Underlying Funds” will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above.

Investor Growth Fund

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends. The expenses illustrated in the Examples are based on the Total Annual Fund and Underlying Funds Net Operating Expenses through October 31, 2006 and such expenses without fee waivers/expense reimbursements thereafter. If the Examples illustrated just the Net Expenses of the Fund, the expenses shown would be lower.

	CLASS A	CLASS B2	CLASS B2	CLASS C	CLASS C
		ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION	ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION
1 Year[1]	$666	$724	$224	$324	$224
3 Years	1,026	1,002	702	702	702
5 Years	1,411	1,405	1,205	1,205	1,205
10 Years	2,485	2,471	2,471	2,591	2,591
[1] Without contractual fee waivers, 1 Year expenses would be as follows:
Class A		$696
Class B (with redemption)		$729
Class B (no redemption)		$229
Class C (with redemption)		$329
Class C (no redemption)		$229

[2] Class B Shares automatically convert to Class A Shares after eight years. Therefore, the number in the “10 Years” example for Class B Shares represents a combination of Class A and Class B operating expenses.

The following table replaces the table on page 62 of the prospectus in the section entitled “Legal Proceedings and Additional Fee Expense.”

FUND	CLASS	NET EXPENSE RATIO AS OF NOVEMBER 1, 2005	GROSS EXPENSE RATIO AS OF NOVEMBER 1, 2005
JPMorgan Investor Conservative Growth Fund	A	0.50%	0.74%
	B	1.24%	1.24%
	C	1.24%	1.24%
JPMorgan Investor Balanced Fund	A	0.50%	0.71%
	B	1.21%	1.21%
	C	1.21%	1.21%
JPMorgan Investor Growth & Income Fund	A	0.50%	0.74%
	B	1.23%	1.23%
	C	1.24%	1.24%
JPMorgan Investor Growth Fund	A	0.50%	0.82%
	B	1.25%	1.31%
	C	1.25%	1.31%

The following table replaces the table on page 64 of the prospectus in the section entitled “Legal Proceedings and Additional Fee Expense.”

JPMORGAN INVESTOR GROWTH FUND	CLASS A				CLASS B1				CLASS C
PERIOD ENDED	ANNUAL COSTS	GROSS CUMU- LATIVE RETURN	NET CUMU- LATIVE RETURN	NET ANNUAL RETURN	ANNUAL COSTS	GROSS CUMU- LATIVE RETURN	NET CUMU- LATIVE RETURN	NET ANNUAL RETURN	ANNUAL COSTS	GROSS CUMU- LATIVE RETURN	NET CUMU- LATIVE RETURN	NET ANNUAL RETURN
October 31, 2006	$573	5.00%	4.50%	4.50%	$127	5.00%	3.75%	3.75%	$128	5.00%	3.75%	3.75%
October 31, 2007	$83	10.25%	8.87%	4.18%	$138	10.25%	7.58%	3.69%	$138	10.25%	7.58%	3.69%
October 31, 2008	$86	15.76%	13.42%	4.18%	$144	15.76%	11.55%	3.69%	$144	15.76%	11.55%	3.69%
October 31, 2009	$ 90	21.55%	18.16%	4.18%	$149	21.55%	15.66%	3.69%	$149	21.55%	15.66%	3.69%
October 31, 2010	$94	27.63%	23.10%	4.18%	$154	27.63%	19.93%	3.69%	$154	27.63%	19.93%	3.69%
October 31, 2011	$98	34.01%	28.24%	4.18%	$160	34.01%	24.36%	3.69%	$160	34.01%	24.36%	3.69%
October 31, 2012	$102	40.71%	33.60%	4.18%	$166	40.71%	28.95%	3.69%	$166	40.71%	28.95%	3.69%
October 31, 2013	$106	47.75%	39.19%	4.18%	$172	47.75%	33.70%	3.69%	$172	47.75%	33.70%	3.69%
October 31, 2014	$110	55.13%	45.01%	4.18%	$112	55.13%	39.29%	4.18%	$178	55.13%	38.64%	3.69%
October 31, 2015	$115	62.89%	51.07%	4.18%	$117	62.89%	45.12%	4.18%	$185	62.89%	43.75%	3.69%
[1] Class B Shares automatically convert to Class A Shares after eight years.

Underlying Fund Name References. Effective immediately, all references to the Undiscovered Managers REIT Fund are hereby changed to JPMorgan Realty Income Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE